SCHEDULE OF INVENTORIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Finished goods	$ 3,635	$ 68,399
Raw materials	665	56,803
Total inventories	4,300	125,202
Less reserve for obsolescence		(62,000)
Total inventories, net	$ 4,300	$ 63,202